VictoryBase Corporation

PO Box 617

Roanoke, Texas 76262

June 29, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549-7010

Attn:       Jonathan Burr, Attorney-Advisor

Division of Corporation Finance

Erin E. Martin, Special Counsel

Division of Corporation Finance

Peter McPhun, Accountant

Division of Corporation Finance

Jennifer Monick, Accountant

Division of Corporation Finance

Re:       VictoryBase Corporation

Amendment No. 2 to

Draft Offering Statement on Form 1-A

Submitted April 26, 2021

CIK No. 0001836735

Ladies and Gentlemen:

The following responses address the comments of the reviewing Staff of the Commission as set forth in a comment letter dated May 11, 2021, relating to Amendment No. 2 to the draft offering statement on Form 1-A of VictoryBase Corporation. The numbered paragraphs below correspond to the numbered comments in the Staff’s letter and the Staff’s comments are presented in bold.

We are filing herewith Amendment No. 3 to our draft offering statement on Form 1-A.

Amendment No. 2 to Draft Offering Statement on Form 1-A submitted April 26, 2021

General

1.	We note your response to comment 1 and it appears that the offering of securities to EquityBase Investors continues to constitute a delayed offering. For example only, we note the following:

•	The amount of securities that an EquityBase Investor will receive and the aggregate consideration to be paid appear to be based on each specific VictoryBase property subject to the EquityBase Agreement. In this respect, we note your disclosure beginning on page 25, which outlines the various quantitative and qualitative factors that will be taken into consideration when setting the EquityBase Payment, a portion of which will constitute the Monthly Equity Subscription Amount;

•	The amount of securities that an EquityBase Investor will receive and the aggregate consideration to be paid also appear to be based on each individual EquityBase Investor. In this respect, we note your disclosure on page 26 indicates that the EquityBase Payment will be "negotiated and adjusted up or down based upon discussions between the Company and the EquityBase Investors . . . ," and that an EquityBase Investor's BAH, which is based upon location, pay grade and dependents, is a material factor in setting the EquityBase Payment; and

•	Although an EquityBase Investor is subscribing for the total amount of shares to be issued throughout the term of the agreement upon execution, the shares will only be issued to an EquityBase Investor on a monthly basis and that such amounts could be reduced throughout the term of the agreement based on factors that relate to the EquityBase Investor's occupancy of the property, such as repairs, maintenance and missed or delayed payments.

We further note that you have not identified any properties that will be subject to the EquityBase Agreement or any EquityBase Investors, and it does not appear that you intend to identify either prior to qualification. As such, it is unclear to us how an EquityBase Investor would be able to purchase shares within two calendar days of qualification. Therefore, it appears that the offering of your securities to EquityBase Investors is a delayed primary offering, which is impermissible under Regulation A. Please substantially revise the terms of your offering to comply with Rule 251 of Regulation A.

Response

In response to the Staff’s comment, and our conversations with the Staff, we have adjusted our business plan to decouple the concepts of residential occupancy and investment in our Company. This includes eliminating the concept of the EquityBase Agreement and instead, we will have two separate agreements, as follows: (i) Base Agreements, which we will enter into with customers solely to give our customers the right to occupy VictoryBase Properties, and (ii) subscription agreements, which will give our investors the opportunity to purchase our Class A Common Stock in the Offering. As revised, our customers will not be required to participate in the offering in order to occupy VictoryBase Properties, and (ii) investors will continue to be able to participate in the Offering without occupying VictoryBase Properties.

We have also clarified that as to an investment in our Company, there is no distinction between investors who are also customers (whom we refer to as “Equity Base Investors”) and those investors who are not. All of the rights, benefits, obligations and other attributes relating to ownership of our Class A Common Stock are identical whether held by Equity Base Investors and those investors who are not customers.

Because we have separated the investment decision from the decision to become a customer occupying VictoryBase Properties, the specifics of any particular VictoryBase Property are no longer relevant to any investor’s particular investment decision.

We can confirm that VBRE has closed on its acquisition of properties in South Carolina described in the offering circular, and VBRE has entered into a Control Agreement with respect to such properties, so we are now able to offer Base Agreements to our customers.

2.	We note your response to comment 2 and reissue the comment. As noted in comment 1 above, you will establish an initial suggested Monthly Equity Subscription Amount for each VictoryBase property and that the amount may be negotiated up or down based on discussions between you and the EquityBase Investors. Additionally, it appears that the Initial Monthly Equity Subscription Amount may be different for each EquityBase Investor. Although you disclose the offering price per share is $10, the company has discretion to establish an initial Monthly Equity Subscription Amount and to negotiate deviations from that amount for each property. In this respect, we note that there does not appear to be a clear, objective calculation as to how the Monthly Equity Subscription Amount will be determined, particularly given that it will represent some portion of the EquityBase Payment, which is also not determinable based on the disclosure provided in your offering circular. As such, it appears that your offering may be an offering of securities "at other than a fixed price." Please provide us with a comprehensive and detailed legal analysis as to why your offering is not an offering of securities "at other than a fixed price."

Response

Because of the changes we have made to our business plan and the Offering described in our response to comment 1 above, we respectfully submit that comment 2 is no longer applicable. We will enter into Base Agreements with our customers and separately, we will enter subscription agreements with investors (including customers who also elect to become investors). The subscription agreements now definitively identify the number of shares to be purchased and the purchase price. The subscription agreements may permit investors to agree to purchase shares in one lump sum or on a monthly basis.

3.	We note your response to comment 4 and reissue the comment. Your website appears to continue to include material information that is not included in your offering statement. For example only, there are sections on your website that discuss that EquityBase Investors can opt out and stop buying securities and that the investment cannot be withdrawn. In addition, we note that your website discusses other concepts regarding your business that are not included in the offering circular, such as a property's "Home Classification" and the concept of a "grandfathered" BAH for an EquityBase Investor. Furthermore, your response did not address our questions regarding the availability of "counterparties . . . to buy and sell shares," which your website continues to disclose. Please ensure that all material terms and information about the offering are also included in your offering statement at the time of qualification.

Response

In response to the Staff’s comment, we have updated our website to make the information on the website consistent with our current draft offering circular. In particular, we have made the following changes to our website:

•	We have replaced the reference to “opt out and stop buying securities,” with an explanation that when investors sign a subscription agreement they agree to purchase shares on a particular schedule which cannot be modified, but that we expect to give investors an annual opportunity to renew monthly purchases upon the terms set forth in the subscription agreement at the then-current offering price.
•	Rather than saying that the investment cannot be withdrawn, we have explained that we currently have a share redemption plan, but that we may elect to amend or terminate the share redemption plan at any time; and
•	We have removed the reference to "counterparties . . . to buy and sell shares" and replaced it with a brief explanation of our share redemption plan.

Because we have separated the subscription agreement from the Base Agreement, the concepts of "Home Classification" and "grandfathered" BAH are no longer applicable to an investment decision.

4.	We note your response to comment 5 and that you do not view a potential exchange of Class A units as dilutive to investors in the offering. Please revise, including in your Risk Factor section, to clarify that as a result of the potential exchange of Class A units for Class A common stock, investors in VictoryBase will hold a smaller percentage of the company.

Response

In response to the Staff’s comment, we have revised the offering circular to include the requested disclosure.

Use of Proceeds, page 20

5.	We note your response to comment 6. It appears that the use of proceeds disclosure is for funds received from the EquityBase Agreements and does not appear to disclose the use of proceeds for funds to be received that are not related to EquityBase agreements. Please tell us how you determined it was unnecessary to include use of proceeds disclosure for funds to be received that are not related to EquityBase agreements.

Response

In response to the Staff’s comment, we have revised the offering circular to include the requested disclosure.

6.	We note your response to comment 6 and your revisions to your filing. Please further clarify how much of the fees paid by Holdings will be designated as a contribution credit and how much of the fees paid by Holdings will not be designated as a contribution credit.

Response

In response to the Staff’s comment, we have revised the offering circular to include the requested disclosure.

Our Business

Operational Overview, page 31

7.	We note your response to comment 9 and your revisions to your filing. We note your disclosure that VBRE is negotiating the purchase of 118 homes in Panama City, Florida. We further note that it appears that you removed the disclosure of the unsigned LOI for the 118 residential lots in Panama City, Florida. Please tell us how you determined it was unnecessary to disclose information about the negotiations of this purchase.

Response

We have terminated our plans to purchase the previously identified properties in Panama City, Florida. Because these properties are no longer relevant, we have removed discussion of such properties in our offering circular.

8.	We note your response to comment 9 that you have added disclosure of estimates of certain related development expenses. We are unable to locate such disclosure. Please advise. Further, to the extent you revise your filing to disclose these costs, please also disclose your process for estimating these costs and how you are able to support these estimates.

Response

The Company will not have development costs related to these properties. We expect VBRE to have development expenses of approximately 1% to 2% of the purchase price of the properties. We have revised our offering circular to disclosure such anticipated development expenses.

Section F/S Financial Statements, page 49

9.	We note your response to comment 11 and your conclusion that the financial statements of VBRE are not necessary for an investor to make an informed decision. We note your disclosure that Holdings has the right to require VBRE to contribute VBRE's ownership of the VB Subsidiary to Holdings, a portion of the monthly fee paid to VBRE will be designated as a "Contribution Credit," and if Holdings exercises its right to require VBRE to contribute VBRE’s ownership of the VB Subsidiary to Holdings, (A) Holdings will issue Class A Units to VBRE, and (B) VBRE will be deemed to have made a capital contribution to Holdings in an amount equal to the excess, if any, of the fair market value of the VB Subsidiary, reduced by (i) the aggregate amount of Contribution Credits earned by Holdings over the term of the Control Agreement, (ii) any cash paid by Holdings to VBRE as a return of VBRE’s capital upon such contribution, and (iii) any debt assumed by Holdings in connection with such contribution (such net amount, the “VBRE Contribution”). Given the foregoing, please further clarify how you concluded that the financial statements of VBRE are not necessary for an investor to make an informed decision. In addition, we note your response that it is anticipated that VictoryBase Properties will be acquired from a number of sources. However, it appears that the VictoryBase Properties disclosed in the filing (i.e., 26 acres of land near Phoenix, Arizona, 48 homes in South Carolina, and 118 homes in Panama City, Florida) will be acquired by VBRE. To the extent you have identified additional properties that will be acquired from entities other than VBRE, please revise your filing to disclose this information.

Response

Because VBRE is a startup company with virtually no operating history and virtually no assets beyond the VictoryBase Properties in Beaufort, South Carolina which was acquired recently and described in the offering circular, we respectfully submit that providing VBRE’s financial statements would provide any meaningful information to investors beyond what is already contained in the offering circular. As noted by the Staff, the offering circular already discloses Holdings’ option to compel VBRE to transfer ownership of the VB Subsidiary to Holdings in exchange for Class A Units and the mechanism for determining the value of the capital contribution and the number of Class A Units. Moreover, we are concerned that the inclusion of VBRE’s financial information might be highly misleading to investors because VBRE’s financial position is likely to change radically over the course of the offering as additional assets are anticipated to be identified and acquired. VBRE is no longer pursuing the properties previously mentioned in Phoenix, Arizona, and Panama City, Florida. Likewise, although we have begun entering into Base Agreements with respect to properties in this community, we have not included historical or pro forma financial statements for the properties in this community because of its very limited operating history. It is too early to accurately and meaningfully report or predict the community’s financial performance in a manner that would not be misleading to investors.

Exhibits

10.	We note your response to comment 16. Please revise your disclosure to clarify the meaning of "prevailing party" and whether you intend interpret or apply this language as broadly as possible.

Response

In response to the Staff’s comment, we have revised our offering circular to clarify the meaning of “prevailing party” and to note that we intend to interpret or apply this language as broadly as possible.

We trust that the foregoing appropriately addresses the issues raised by your recent Letter of Comment. Thank you in advance for your prompt review and assistance.

Very truly yours,

/s/ THOMAS PAQUIN

Thomas Paquin

Chief Executive Officer